UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California       August 4, 1999


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $7,992,351

List of Other Included Managers:           None

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
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS     SOLE    SHARED    NONE
AMERICAN HOME PRODS CORP       COMMON           026609107   608135 10599300 SH       SOLE                        0  4608600  5990700
AMERICAN INTL GROUP INC        COMMON           026874107   804456  6861036 SH       SOLE                        0  3004500  3856536
ANHEUSER BUSCH COS INC         COMMON           035229103   553383  7801000 SH       SOLE                        0  3237100  4563900
DISNEY WALT COMPANY            COMMON           254687106   391794 12715430 SH       SOLE                        0  5620811  7094619
ELECTRONIC DATA SYSTEM         COMMON           285661104   576318 10177800 SH       SOLE                        0  4412300  5765500
FEDERAL NATL MTG ASSN          COMMON           313586109   726822 10649409 SH       SOLE                        0  4600809  6048600
GANNETT INC                    COMMON           364730101   643417  9014600 SH       SOLE                        0  3916200  5098400
GENERAL ELEC CO                COMMON           369604103   442185  3913140 SH       SOLE                        0  1714840  2198300
HEINZ H J CO                   COMMON           423074103   313620  6256750 SH       SOLE                        0  2835550  3421200
KIMBERLY CLARK CORP            COMMON           494368103   199050  3492100 SH       SOLE                        0  1559800  1932300
NABISCO GROUP HLDG CORP        COMMON           62952P102   233279 11924800 SH       SOLE                        0  4353100  7571700
PEPSICO INC                    COMMON           713448108   504338 13036200 SH       SOLE                        0  5667200  7369000
PHILIP MORRIS COS              COMMON           718154107   383492  9542559 SH       SOLE                        0  3902600  5639959
REYNOLDS R J TOB HLDGS I       COMMON           76182K105   126206  3975000 SH       SOLE                        0  1451100  2523900
SARA LEE CORP                  COMMON           803111103   141801  6250200 SH       SOLE                        0  2777500  3472700
WAL MART STORES INC            COMMON           931142103   566740 11745900 SH       SOLE                        0  5102100  6643800
WELLS FARGO & CO NEW           COMMON           949746101   777315 18182800 SH       SOLE                        0  7870900 10311900